Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables Net [Abstract]
Account receivable	$ 10,051	$ 23,317
Unbilled receivable	902	1,020
Checks collectible	27	405
Allowance for doubtful debt	(1,113)	(685)
Trade receivables, net	$ 9,867	$ 24,057